Share capital - Summary of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Shares issued upon exercise of share options, for cash (in shares)	618,915	56,644
Shares issued to the public (in shares)	8,353,042	6,104,958
Flow-through shares issued, net of costs and premium (in shares)	996,100
Total
Balance beginning of year	$ 3,473,813
Balance end of year	$ 3,656,450	$ 3,473,813
Voting common shares
Number of Shares
Beginning balance (in shares)	164,963,324	158,801,722
Ending balance (in shares)	174,931,381	164,963,324
Share capital
Total
Balance beginning of year	$ 3,054,563	$ 3,007,924
Shares issued upon exercise of share options, for cash	3,559	265
Estimated fair value of share options exercised transferred from contributed surplus	1,267	103
Increase (decrease) through shares issued to the public, net of share issuance costs	76,957	48,041
Share issuance cost	(1,570)	(1,770)
Flow-through shares issued, net of costs and premium	9,868
Balance end of year	$ 3,144,644	$ 3,054,563